Other Assets and Receivables - Summary of Other Assets and Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Disclosure Of Other Assets And Receivables [abstract]
Real estate held for own use and equipment	€ 489	€ 498
Receivables	6,655	6,019
Accrued income	1,442	1,436
Right-of-use assets	255
Other assets and receivables	€ 8,841	€ 7,954	[1]	€ 10,002

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.